INVESTMENT IN NONCONSOLIDATED AFFILIATE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investment In Nonconsolidated Affiliate
SCHEDULE OF FAIR VALUE CONVERSION

Fair value of the conversion feature as of the Securities Exchange closing and for September 30, 2023:

Fair value of the conversion feature	April 5, 2023	September 30, 2023
Expected volatility (%)	78.20%	125.10%
Risk-free interest rate (%)	4.34%	5.32%
Expected dividend yield	0.0%	0.0%
Contractual term (years) (*)	1	0.50
Conversion price (Canadian dollars)	(US$0.04) C$0.054	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.04) C$0.05	(US$0.02) C$0.027
Fair value (U.S. dollars)	$222,400	$42,700

(*)	The Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

The fair value of options granted during 2022 was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

2022
Dividend yield	0
Expected volatility (%) (*)	55.37-64.89%
Risk-free interest rate (%) (**)	3.46-3.48%
Expected term of options (years) (***)	5.31-6.31
Exercise price (US dollars)	7-10.5
Share price (US dollars)	20.09
Fair value (US dollars)	2.1-2.2

(*)	Due to the low trading volume of the Company’s Common Stock and lack of historical information, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method”.

SCHEDULE OF EQUITY INVESTMENT

April 5, 2023 Through September 30, 2023

Revenue	292,000
Gross loss	(31,000)
loss from continuing operations	(942,000)
Net loss	(1,612,000)

As of
September 30, 2023

Current assets	2,305,000
Noncurrent assets	1,405,000
Current liabilities	2,537,000
Noncurrent liabilities	931,000

SAVE FOODS, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)